Organization	12 Months Ended
Dec. 31, 2022
Organization
Organization
1.	Organization

PDD Holdings Inc. (the ‘‘Company’’), formerly known as Pinduoduo Inc., was incorporated in the Cayman Islands on April 20, 2015 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company through its consolidated subsidiaries, variable interest entity (the ‘‘VIE’’) and the subsidiaries of the VIE (collectively, the ‘‘Group’’) are principally engaged in the merchandise sales and the provision of online marketplace to help merchants leverage the power of the internet to engage with their customers in the People’s Republic of China (the ‘‘PRC’’ or ‘‘China’’). Due to the PRC legal restrictions on foreign ownership and investment in such business, the Company conducts its primary business operations through its VIE and subsidiaries of the VIE.

As of December 31, 2022, the details of the Company’s major subsidiaries, consolidated VIE and the subsidiaries of the VIE are as follows:

			Percentage of
	Date of	Place of	ownership by the		Principal
Entity	incorporation	incorporation	Company		activities
			Direct	Indirect
Subsidiaries:
HongKong Walnut Street Limited (“Walnut HK”)	April 28, 2015	Hong Kong	100%	—	Holding company
Hangzhou Weimi Network Technology Co., Ltd. (“Hangzhou Weimi” or the “WFOE”)	May 28, 2015	PRC	100%	—	Technology research and development
Walnut Street (Shanghai) Information Technology Co., Ltd. (“Walnut Shanghai”)	January 25,2018	PRC	100%	—	Technology research and development
Shenzhen Qianhai Xinzhijiang Information Technology Co., Ltd. (“Xinzhijiang”)	April 25, 2018	PRC	100%	—	E-commerce platform
Shanghai Yucan Information Technology Co., Ltd.	September 14, 2020	PRC	100%	—	E-commerce platform

VIE:
Hangzhou Aimi Network Technology Co., Ltd. (“VIE”)	April 14, 2015	PRC	—	100%	E-commerce platform

VIE’s subsidiary:
Shanghai Xunmeng Information Technology Co., Ltd. (“Shanghai Xunmeng”)	January 9, 2014	PRC	—	100%	E-commerce platform

1.	Organization (Continued)

The VIE agreements

The PRC laws and regulations currently place certain restrictions on foreign ownership of companies that engage in internet content and other restricted businesses. To comply with PRC laws and regulations, the Group conducts the majority of its business in China through the VIE and subsidiaries of the VIE. Despite the lack of technical majority ownership, the Company directs the activities of the VIE through a series of contractual arrangements (the “Contractual Agreements’’). The equity interests of the VIE are legally held by PRC individuals (the ‘‘Nominee Shareholders’’). Through the Contractual Agreements, the Nominee Shareholders of the VIE effectively assigned all of their voting rights underlying their equity interests in the VIE to the Company, via the WFOE, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits and obligations to absorb losses from the VIE, via the WFOE, that potentially could be significant to the VIE. Based on the above, the Company consolidates the VIE in accordance with SEC Regulation SX-3A-02 and ASC810-10, Consolidation: Overall.

The following is a summary of the Contractual Agreements:

Exclusive Option Agreements Pursuant to the Exclusive Option Agreements entered into among the Nominee Shareholders, the VIE and the WFOE, Nominee Shareholders irrevocably granted WFOE an exclusive call option to purchase, or have its designated person(s) to purchase their equity interests in the VIE. The WFOE has the sole discretion as to when to exercise the options, whether in part or full. The exercise price of the options to purchase all or part of the equity interests in the VIE will be all or part of the VIE’s assets at the book value of such assets, or the minimum amount of consideration permitted by the applicable PRC laws, whichever is higher. Any proceeds received by the Nominee Shareholders from the exercise of the options shall be remitted to the WFOE or its designated party, to the extent permitted under PRC laws. The Exclusive Option Agreements will remain in effect until all the equity interests in VIE held by Nominee Shareholders are transferred to the WFOE or its designated party. The WFOE may terminate the Exclusive Option Agreements at its sole discretion, whereas under no circumstances may the VIE or the Nominee Shareholders terminate the agreements.

Equity Pledge Agreement  Pursuant to the Equity Pledge Agreement entered into among the WFOE (the ‘‘Pledge Agreement’’), the Nominee Shareholders and the VIE, the Nominee Shareholders pledged all of their equity interests in the VIE to the WFOE as collateral to secure their obligations under the Contractual Agreements. The Nominee Shareholders further undertake that they will remit any distributions in connection with such shareholders’ equity interests in the VIE to the WFOE, to the extent permitted by PRC laws. If the VIE or any of their Nominee Shareholders breach any of their respective contractual obligations under the above agreements, the WFOE, as the pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose of the pledged equity interest. The Nominee Shareholders of the VIE agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in the VIE, without the prior consent of the WFOE. The Equity Pledge Agreement will be valid until the VIE and the shareholders fulfill all the contractual obligations under the Contractual Agreements in full and the pledged equity interests have been transferred to the WFOE and/or its designee.

1.	Organization (Continued)

The VIE agreements (Continued)

Shareholders’ Voting Rights Proxy Agreement  Pursuant to the Shareholders’ Voting Rights Proxy Agreement entered into among the Nominee Shareholders, the VIE and the WFOE (the ‘‘Proxy Agreement’’), the Nominee Shareholders authorized the WFOE or its designated party to (1) act on behalf of the Nominee Shareholders as exclusive agent and attorney with all respect to all matters concerning the shareholding including but not limited to attend shareholders’ meetings of the VIE; (2) exercise all the shareholders’ rights, including voting rights; and (3) designate and appoint on behalf of each shareholder and the senior management members of the VIE. The proxy remains irrevocable and continuously valid from the date of execution so long as each Nominee Shareholder remains as a shareholder of the VIE.

Exclusive Consulting and Services Agreement  Pursuant to the Exclusive Consulting and Services Agreement (the ‘‘Consulting and Services Agreement’’), WFOE retains exclusive right to provide to the VIE the technical support and consulting services, including but not limited to, technology development and maintenance service, marketing consulting service and administrative consulting service. WFOE owns the intellectual property rights developed in the performance of the agreement. In exchange for these services, WFOE is entitled to charge the VIE annual service fees which typically amount to what would be substantially all of the VIE’s pre-tax profits, resulting in a transfer of substantially all of the profits from the VIE to the WFOE. The term of the agreement is 10 years, expiring on June 5, 2025, which will be automatically renewed every ten-year thereafter if the WFOE does not provide notice of termination to the Nominee Shareholders three months prior to expiration.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the Group, including its subsidiaries, the VIE and the subsidiaries of the VIE, is not in violation with any applicable PRC laws and (ii) each of the VIE agreements is legal, valid, binding and enforceable to each party of such agreements in accordance with its terms and applicable PRC Laws.

The Proxy Agreement was assigned by the WFOE to the Company. The Company and the VIE entered into a financial support undertaking letter pursuant to which, the Company is obligated and hereby undertakes to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations, whether or not any such operational loss is actually incurred.

Uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the WFOE or any of its current or future VIE are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIE.

1.	Organization (Continued)

The VIE agreements (Continued)

In addition, if the VIE or the Nominee Shareholders fail to perform their obligations under the Contractual Agreements, the Group may have to incur substantial costs and expend resources to enforce the primary beneficiary’ rights under the contracts. The Group may have to rely on legal remedies under PRC laws, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of the Contractual Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures. Uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. Under PRC laws, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Group is unable to enforce the Contractual Agreements, the primary beneficiary may not be able to direct the activities of its VIE, and the Group’s ability to conduct its business may be negatively affected.

The VIE and its subsidiaries contributed to 65.1%, 59.3% and 56.2% of the Group’s consolidated revenues for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2021 and 2022, the VIE and its subsidiaries accounted for an aggregate of 48.7% and 53.0%, respectively of the consolidated total assets, and 83.2% and 77.1%, respectively of the consolidated total liabilities.

Other revenue-producing assets held by the VIE and its subsidiaries mainly include licenses, such as the internet content provision license and internally-developed intangible assets including trademarks, patents, copyrights and domain names.

1.	Organization (Continued)

The VIE agreements (Continued)

The following tables represent the financial information for the VIE and its subsidiaries as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and other entities within the Group:

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	2,430,440	2,725,249	395,124
Restricted cash	59,402,079	57,955,328	8,402,733
Receivables from online payment platforms	668,953	426,193	61,792
Short-term investments	12,306,340	45,273,907	6,564,099
Amounts due from related parties (i)	4,198,391	6,106,160	885,310
Amounts due from Group companies	40,425,872	34,810,132	5,046,995
Prepayments and other current assets	1,330,772	1,280,559	185,664
Total current assets	120,762,847	148,577,528	21,541,717

Non-current assets
Property, equipment and software, net	2,116,566	950,273	137,777
Intangible asset	27,163	24,155	3,502
Right-of-use assets	417,455	426,429	61,826
Deferred tax assets	19,908	14,556	2,110
Other non-current assets	5,300,938	10,444,964	1,514,377
Total non-current assets	7,882,030	11,860,377	1,719,592
Total assets	128,644,877	160,437,905	23,261,309

	As of December 31,
	2021	2022
	RMB	RMB	US$
LIABILITIES
Current liabilities
Amounts due to related parties (i)	1,962,029	1,671,246	242,308
Amounts due to Group companies	27,978,153	22,452,033	3,255,239
Customer advances and deferred revenues	1,158,738	1,369,573	198,569
Payable to merchants	61,947,517	62,006,946	8,990,162
Accrued expenses and other liabilities	9,360,166	11,817,208	1,713,334
Merchant deposits	13,360,409	14,681,913	2,128,677
Lease liabilities	138,667	156,776	22,730
Total current liabilities	115,905,679	114,155,695	16,551,019
Lease liabilities	305,068	290,412	42,106
Deferred tax liabilities	19,217	—	—
Total non-current liabilities	324,285	290,412	42,106
Total liabilities	116,229,964	114,446,107	16,593,125

1.	Organization (Continued)

The VIE agreements (Continued)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net revenues from
Group companies	12,602,673	22,136,726	30,199,788	4,378,558
External	38,749,188	55,740,613	73,431,914	10,646,626
Net revenues	51,351,861	77,877,339	103,631,702	15,025,184
Net income	2,552,665	15,169,180	33,595,051	4,870,825
(i)	Information with respect to related parties is discussed in Note 18.

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash generated from operating activities	29,379,799	34,365,025	25,650,939	3,719,037
Net cash used in investing activities	(11,802,074)	(26,828,581)	(43,513,150)	(6,308,814)
Net cash generated from/(used in) financing activities	7,818,632	(1,445,969)	16,710,269	2,422,761
Net increase/(decrease) in cash, cash equivalents and restricted cash	25,396,357	6,090,475	(1,151,942)	(167,016)

As of December 31, 2022, there are no consolidated VIE’s assets that are pledged or collateralized for the VIE’s obligations and which can only be used to settle the VIE’s obligations, except for registered capital and the PRC statutory reserves, which were RMB121,000 and RMB5,889, respectively, as of December 31, 2022. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of their statutory reserves and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 20 for disclosure of the restricted net assets. As the VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE. There were no other pledges or collateralization of the VIE’s assets.